Dividends Receivable	12 Months Ended
Dec. 31, 2021
Dividends Receivable

15.	Dividends Receivable

	12.31.2021	12.31.2020
Joint ventures
Matrinchã	10,091	34,460
Guaraciaba	27,198	16,281
Other	30,761	15,828
	68,050	66,569

Associates and other temporary investments	112	497
	112	497
	68,162	67,066